Document and Entity Information Document	12 Months Ended
Aug. 29, 2013
Entity Information [Line Items]
Entity Registrant Name	MICRON TECHNOLOGY INC
Entity Central Index Key	0000723125
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2013
Document Fiscal Year Focus	2013